First Trust Eurozone AlphaDEX ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	134 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq AlphaDEX® Eurozone™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		57.52%	11.51%	9.94%	9.41%
Nasdaq Eurozone™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		41.74%	10.50%	8.93%	8.06%
MSCI EMU Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		40.30%	10.55%	9.00%	7.99%
First Trust Eurozone AlphaDEX ETF
Prospectus [Line Items]
Average Annual Return, Percent		56.57%	10.86%	9.36%	8.77%
Performance Inception Date	Oct. 21, 2014
First Trust Eurozone AlphaDEX ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		54.64%	9.63%	8.32%	7.80%
First Trust Eurozone AlphaDEX ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		33.38%	7.93%	7.06%	6.63%